Business Combinations	6 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

In 2021 and 2022, the Company acquired a total of five subsidiaries, these acquisitions have been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities transferred at their carrying amounts with carry-over basis.

A Purchase Price Allocation exercise has been undertaken to establish the constituent parts of the acquired companies’ balance sheet at fair value on acquisition. As is customary in these circumstances, this will remain under review and subject to change during the twelve-month hindsight period. The interim condensed consolidated financial statements condensed the information and disclosures of all the acquired subsidiaries required in the audited financial statements, and should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2022, 2021 and 2020.

The following represents the purchase price allocation at the dates of the acquisitions:

	Handshake on March 25, 2021	AI Macau on February 9, 2022	AI Malaysia on January 20, 2022	Beijing Wanjia on June 22, 2022	Shenzhen GFAI and Guangzhou GFAI on March 22, 2022
Cash and cash equivalents	$24,276	$21,038	$12,500	$38,342	$2,187
Other current assets	32,250	4,162	-	2,219,318	2,393,558
Property, plant and equipment	-	-	-	20,488	2,055,610
Intangible assets	-	-	-	1,593,398	1,592,783
Other non-current assets	-	-	-	203,765	23,566
Current liabilities	(58,297)	(92,350)	(13,184)	(1,681,573)	(4,320,434)
Goodwill	329,534	70,355	685	411,862	1,867,009
Total purchase price	$327,763	$3,205	$1	$2,805,600	$3,614,279

During the six months ended June 30, 2023, the Company recorded impairment losses on Handshake of $329,534 and on Shenzhen GFAI and Guangzhou GFAI of $933,506.